Investment and its valuations (Details Narrative)		6 Months Ended	12 Months Ended		24 Months Ended
	Apr. 09, 2024 MYR (RM) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 22, 2025 MYR (RM) shares	Jul. 01, 2024	May 31, 2024	Jan. 24, 2024	Jun. 22, 2023
Share of losses of associate | $		$ 4,029	$ 710
Horizon Shipyard Inter Globe (M) Sdn Bhd [Member]
Equity interest percentage							20.00%
Share of losses of associate | $		$ 4,029	$ 710
Tumpuan Megah Development Sdn Bhd [Member] | Horizon Shipyard Inter Globe (M) Sdn Bhd [Member]
Equity interest percentage	20.00%
Horizon Shipyard Inter Globe (M) Sdn Bhd [Member] | Tumpuan Megah Development Sdn Bhd [Member]
Percentage of ownership interest acquired									20.00%
Number of shares purchased | shares					20,000
Number of shares purchased, value | RM					RM 20,000
Additional common stock subscription | shares	3,800
Cash consideration for ordinary shares acquired | RM	RM 3,800
Tumpuan Megah Development Sdn Bhd [Member]
Percentage of ownership interest acquired						100.00%	30.00%	70.00%
Tumpuan Megah Development Sdn Bhd [Member] | Straits Marine Fuels & Energy Sdn. Bhd [Member]
Percentage of ownership interest acquired							30.00%